Filed pursuant to Rule 497(j)

Registration Nos. 333-65269 and 811-09037

[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

December 30, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

   Re:      Nuveen Investment Trust III (the “Registrant”)

                File No. 333-65269

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Nuveen Floating Rate Income Fund and Nuveen High Yield Income Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 82, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on December 29, 2025.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren

  Morrison C. Warren